UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-08649

EII Realty Securities Trust

(Exact name of registrant as specified in charter)

640 Fifth Avenue, 8th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Richard J. Adler

640 Fifth Avenue, 8th Floor

New York, NY 10019

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-735-9500

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments

September 30, 2015

(unaudited)

	Shares	Value

COMMON STOCKS - 2.19%

Diversified — 1.16%
Forest City Enterprises, Inc. Class A*	10,800	$217,404
Total Diversified (Cost $242,815)		217,404

Hotels & Lodging — 1.03%
Hilton Worldwide Holdings, Inc.	8,400	192,696
Total Hotels & Lodging (Cost $224,399)		192,696
Total Common Stocks (Cost $467,214)		410,100

REAL ESTATE INVESTMENT TRUSTS (REITS) – 95.45%

Apartments — 19.70%
American Campus Communities, Inc.	14,700	532,728
Camden Property Trust	8,200	605,980
Equity Residential	19,900	1,494,888
Essex Property Trust, Inc.	4,700	1,050,074
Total Apartments (Cost $2,857,745)		3,683,670

Diversified — 5.46%
Vornado Realty Trust	11,300	1,021,746
Total Diversified (Cost $969,222)		1,021,746

Freestanding — 2.17%
National Retail Properties, Inc.	11,200	406,224
Total Freestanding (Cost $405,220)		406,224

Healthcare — 12.20%
Healthcare Realty Trust, Inc.	20,500	509,425
Ventas, Inc.	13,250	742,795
Welltower, Inc.	15,200	1,029,344
Total Healthcare (Cost $2,097,327)		2,281,564

Hotels & Lodging — 3.20%
Host Hotels & Resorts, Inc.	37,800	597,618
Total Hotels & Lodging (Cost $860,353)		597,618

Industrials — 8.45%
DCT Industrial Trust, Inc.	22,300	750,618
Prologis, Inc.	21,339	830,087
Total Industrials (Cost $1,389,826)		1,580,705

Office Property — 11.75%
Boston Properties, Inc.	9,000	1,065,600
Hudson Pacific Properties, Inc.	12,200	351,238
Paramount Group, Inc.	31,200	524,160

See Accompanying Notes to the Quarterly Schedule of Investments.

1

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments (continued)

September 30, 2015

(unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) (Continued)

Office Property (Continued)
Parkway Properties, Inc.	16,500	$256,740
Total Office Property (Cost $2,208,571)		2,197,738

Regional Malls — 14.94%
General Growth Properties, Inc.	39,000	1,012,830
Simon Property Group, Inc.	9,700	1,782,084
Total Regional Malls (Cost $1,527,920)		2,794,914

Self Storage — 3.88%
Sovran Self Storage, Inc.	7,700	726,110
Total Self Storage (Cost $692,865)		726,110

Shopping Centers — 11.25%
Equity One, Inc.	27,645	672,879
Retail Properties of America, Inc. Class A	52,000	732,680
Urban Edge Properties	32,351	698,458
Total Shopping Centers (Cost $2,086,508)		2,104,017

Single Tenant — 2.45%
Spirit Realty Capital, Inc.	50,100	457,914
Total Single Tenant (Cost $569,497)		457,914
Total Real Estate Investment Trusts (REITS) (Cost $15,665,054)		17,852,220

SHORT TERM INVESTMENT (UNITED STATES) – 2.20%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class	410,540	410,540
Total Short Term Investment (United States) (Cost $410,540)		410,540
Total Investments — 99.84% (Cost $16,542,808)		18,672,860
Other Assets In Excess Of Liabilities — 0.16%		29,781
Net Assets — 100.00%		$18,702,641

* Denotes non-income producing security.

See Accompanying Notes to the Quarterly Schedule of Investments.

2

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments

September 30, 2015

(unaudited)

	Shares	Value

COMMON STOCKS - 57.26%

Germany — 3.49%
Vonovia SE	43,510	$1,397,534
Total Germany (Cost $1,193,496)		1,397,534

Hong Kong — 11.85%
China Overseas Land & Investment, Ltd.	119,856	365,775
China Resources Land, Ltd.	52,900	125,093
Hang Lung Properties, Ltd.	325,000	731,360
Kerry Properties, Ltd.	274,625	754,803
Sun Hung Kai Properties, Ltd.	212,611	2,771,188
Total Hong Kong (Cost $7,011,945)		4,748,219

Japan — 25.45%
AEON Mall Co., Ltd.	72,300	1,113,168
Hulic Co., Ltd.	47,800	433,294
Mitsubishi Estate Co., Ltd.	157,300	3,223,919
Mitsui Fudosan Co., Ltd.	35,400	973,525
Nomura Real Estate Holdings, Inc.	80,700	1,627,145
Sumitomo Realty & Development Co., Ltd.	88,500	2,826,913
Total Japan (Cost $13,883,158)		10,197,964

Netherlands — 1.42%
Eurocommercial Properties NV	13,000	568,193
Total Netherlands (Cost $586,367)		568,193

Singapore — 5.40%
CapitaLand, Ltd.	742,600	1,402,988
Hongkong Land Holdings, Ltd.	114,600	759,628
Total Singapore (Cost $3,237,788)		2,162,616

South Korea — 1.44%
Shinsegae Co., Ltd.	2,900	578,630
Total South Korea (Cost $560,468)		578,630

Sweden — 4.67%
Castellum AB	68,300	962,183
Fabege AB	62,000	910,712
Total Sweden (Cost $1,903,281)		1,872,895

United Kingdom — 3.54%
Capital & Counties Properties plc	55,400	364,711
Grainger plc	60,300	217,436
ST Modwen Properties plc	82,400	517,797
Urban & Civic plc	78,052	316,435
Total United Kingdom (Cost $1,487,204)		1,416,379
Total Common Stocks (Cost $29,863,707)		22,942,430

See Accompanying Notes to the Quarterly Schedule of Investments.

3

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

September 30, 2015

(unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) - 41.24%

Australia — 9.00%
Dexus Property Group	110,800	$557,099
Scentre Group	459,900	1,262,334
Stockland	659,007	1,784,973
Total Australia (Cost $4,456,006)		3,604,406

France — 8.33%
Gecina SA	5,500	669,578
ICADE	11,738	796,544
Klepierre	41,281	1,872,526
Total France (Cost $3,959,402)		3,338,648

Ireland — 0.87%
Green REIT plc	208,700	347,053
Total Ireland (Cost $362,923)		347,053

Japan — 1.76%
Invincible Investment Corp.	1,270	705,056
Total Japan (Cost $657,257)		705,056

Netherlands — 3.88%
Unibail-Rodamco SE	6,000	1,555,951
Total Netherlands (Cost $1,541,070)		1,555,951

Spain — 2.02%
Merlin Properties Socimi SA	67,961	808,761
Total Spain (Cost $730,457)		808,761

United Kingdom — 15.38%
Derwent London plc	29,160	1,609,181
Great Portland Estates plc	115,461	1,496,012
Land Securities Group plc	100,600	1,920,445
The British Land Co. plc	89,500	1,137,927
Total United Kingdom (Cost $5,144,210)		6,163,565
Total Real Estate Investment Trusts (REITS) (Cost $16,851,325)		16,523,440

See Accompanying Notes to the Quarterly Schedule of Investments.

4

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

September 30, 2015

(unaudited)

	Shares	Value

SHORT TERM INVESTMENT (UNITED STATES) - 2.37%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class	948,734	$948,734
Total Short Term Investment (United States) (Cost $948,734)		948,734

Total Investments — 100.87% (Cost $47,663,766)		$40,414,604
Liabilities In Excess Of Other Assets — (0.87)%		(349,262)
Net Assets — 100.00%		$40,065,342

	% of Net
Sector Diversification	Assets	Value
Real Estate	97.06%	38,887,240
Short Term Investment	2.37%	948,734
Consumer Cyclicals	1.44%	578,630
Total Investments	100.87%	40,414,604
Liabilities In Excess Of Other Assets	(0.87)%	(349,262)
Net Assets	100.00%	$40,065,342

See Accompanying Notes to the Quarterly Schedule of Investments.

5

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments

September 30, 2015

(unaudited)

	Shares	Value

COMMON STOCKS - 30.85%

Germany — 2.25%
Vonovia SE	19,480	$625,694
Total Germany (Cost $534,996)		625,694

Hong Kong — 5.84%
China Overseas Land & Investment, Ltd.	37,700	115,052
Hang Lung Properties, Ltd.	87,700	197,355
Kerry Properties, Ltd.	90,323	248,252
Sun Hung Kai Properties, Ltd.	81,600	1,063,581
Total Hong Kong (Cost $1,789,274)		1,624,240

Japan — 13.19%
AEON Mall Co., Ltd.	40,200	618,940
Hulic Co., Ltd.	16,300	147,755
Mitsubishi Estate Co., Ltd.	49,800	1,020,669
Mitsui Fudosan Co., Ltd.	8,400	231,006
Nomura Real Estate Holdings, Inc.	28,200	568,593
Sumitomo Realty & Development Co., Ltd.	33,900	1,082,851
Total Japan (Cost $3,057,951)		3,669,814

Netherlands — 0.55%
Eurocommercial Properties NV	3,500	152,975
Total Netherlands (Cost $159,724)		152,975

Singapore — 2.79%
CapitaLand, Ltd.	297,850	562,726
Hongkong Land Holdings, Ltd.	32,000	212,112
Total Singapore (Cost $583,484)		774,838

Sweden — 2.96%
Castellum AB	29,100	409,949
Fabege AB	28,200	414,227
Total Sweden (Cost $621,785)		824,176

Thailand — 0.69%
Central Pattana pcl - Foreign Line	155,200	191,354
Total Thailand (Cost $50,299)		191,354

United Kingdom — 0.55%
Capital & Counties Properties plc	23,400	154,048
Total United Kingdom (Cost $164,871)		154,048

United States — 2.03%
Hilton Worldwide Holdings, Inc.	12,500	286,750

See Accompanying Notes to the Quarterly Schedule of Investments.

6

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

September 30, 2015

(unaudited)

	Shares	Value

COMMON STOCKS (Continued)

United States (Continued)
Starwood Hotels & Resorts Worldwide, Inc.	4,200	$279,216
Total United States (Cost $655,219)		565,966
Total Common Stocks (Cost $7,617,603)		8,583,105

REAL ESTATE INVESTMENT TRUSTS (REITS) - 67.85%

Australia — 2.04%
Stockland	209,185	566,595
Total Australia (Cost $475,690)		566,595

France — 4.13%
Gecina SA	2,500	304,353
ICADE	3,452	234,254
Klepierre	13,446	609,917
Total France (Cost $1,020,103)		1,148,524

Netherlands — 1.45%
Unibail-Rodamco SE	1,559	404,288
Total Netherlands (Cost $299,078)		404,288

Spain — 1.32%
Merlin Properties Socimi SA	30,821	366,781
Total Spain (Cost $301,628)		366,781

United Kingdom — 6.96%
Derwent London plc	10,300	568,401
Great Portland Estates plc	48,620	629,963
Land Securities Group plc	38,700	738,780
Total United Kingdom (Cost $679,526)		1,937,144

United States — 51.95%
American Campus Communities, Inc.	15,400	558,096
Boston Properties, Inc.	8,800	1,041,920
DCT Industrial Trust, Inc.	8,400	282,744
Equity One, Inc.	27,600	671,784
Equity Residential	20,500	1,539,960
Essex Property Trust, Inc.	4,805	1,073,533
Federal Realty Investment Trust	1,600	218,320
General Growth Properties, Inc.	44,900	1,166,053
Host Hotels & Resorts, Inc.	10,729	169,626
Hudson Pacific Properties, Inc.	21,600	621,864
National Retail Properties, Inc.	12,300	446,121
Paramount Group, Inc.	42,300	710,640
Prologis, Inc.	24,807	964,992
Simon Property Group, Inc.	9,557	1,755,812
Sovran Self Storage, Inc.	4,300	405,490

See Accompanying Notes to the Quarterly Schedule of Investments.

7

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

September 30, 2015

(unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) (Continued)

United States (Continued)
Urban Edge Properties	23,550	$508,445
Ventas, Inc.	9,800	549,388
Vornado Realty Trust	9,900	895,158
Welltower, Inc.	12,900	873,588
Total United States (Cost $10,570,499)		14,453,534
Total Real Estate Investment Trusts (REITS) (Cost $13,346,524)		18,876,866

SHORT TERM INVESTMENT (UNITED STATES) - 0.85%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class	236,596	236,596
Total Short Term Investment (United States) (Cost $236,596)		236,596
Total Investments — 99.55% (Cost $21,200,723)		27,696,567
Other Assets In Excess Of Liabilities — 0.45%		125,877
Net Assets — 100.00%		$27,822,444

	% of Net
Sector Diversification	Assets	Value
Real Estate	96.67%	$26,894,005
Consumer Cyclicals	2.03%	565,966
Short-Term Investment	0.85%	236,596
Total Investments	99.55%	27,696,567
Liabilities In Excess Of Other Assets	0.45%	125,877
Net Assets	100.00%	$27,822,444

See Accompanying Notes to the Quarterly Schedule of Investments.

8

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments

September 30, 2015

(unaudited)

A. Significant Accounting Policies:

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Funds in preparation of their financial statements.

Security Valuation: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in other investment companies are valued at net asset value.

If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust’s Price Valuation Committee under procedures adopted by the Trust’s Board of Trustees (The “Board”).

Most foreign markets close before the close of trading on the NewYork Stock Exchange (“NYSE”). If a Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Trust’s Price Valuation Committee, established by the Trust’s Board of Directors.

The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. In deciding whether to make fair value adjustments, the Funds review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Funds could obtain if it were to sell the security at the time of the close of the NYSE and the difference could be significant.

The Board has delegated day to day fair valuation of each Fund’s portfolio securities to the Adviser/Administrator using methods approved by the Fund’s Board. BNY Mellon Investment Servicing (US) Inc., which act as the Funds’ Sub-Administrator, is also responsible (in conjunction with oversight by the Adviser) for fair valuation of each Fund’s portfolio securities consistent with the Board approved methods. To assist with their responsibilities, the Adviser and/ or Sub-Administrator may utilize an outside pricing service approved by the Board.

FairValue Measurements:The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Fair value is defined as the value that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in valuing the asset or liability. Observable inputs reflect the assumptions market participants would use in valuing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the Fund Management’s own assumptions about the assumptions that market participants would use in valuing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level in the fair value hierarchy based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•    Level 1 — quoted prices in active markets for identical investments

•    Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

9

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

September 30, 2015

(unaudited)

•    Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of September 30, 2015:

	Total		Level 2	Level 3
	Value at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
E.I.I. REALTY SECURITIES FUND	2015	Price	Inputs	Inputs
Investments in Securities*	$18,672,860	$18,672,860	$—	$—
Total	$18,672,860	$18,672,860	$—	$—

	Total		Level 2	Level 3
	Value at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
E.I.I. INTERNATIONAL PROPERTY FUND	2015	Price	Inputs	Inputs
Common Stocks:
Germany	$1,397,534	$—	$1,397,534	$—
Hong Kong	4,748,219	—	4,748,219	—
Japan	10,197,964	—	10,197,964	—
Netherlands	568,193	—	568,193	—
Singapore	2,162,616	—	2,162,616	—
South Korea	578,630	578,630	—	—
Sweden	1,872,895	—	1,872,895	—
United Kingdom	1,416,379	316,435	1,099,944	—
Real Estate Investment Trusts:
Australia	3,604,406	—	3,604,406	—
France	3,338,648	669,578	2,669,070	—
Ireland	347,053	—	347,053	—
Japan	705,056	705,056	—	—
Netherlands	1,555,951	—	1,555,951	—
Spain	808,761	808,761	—	—
United Kingdom	6,163,565	—	6,163,565	—
Short-Term Investment	948,734	948,734	—	—
Total	$40,414,604	$4,027,194	$36,387,410	$—

	Total		Level 2	Level 3
	Value at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
E.I.I. GLOBAL PROPERTY FUND	2015	Price	Inputs	Inputs
Common Stocks:
Germany	$625,694	$—	$625,694	$—
Hong Kong	1,624,240	—	1,624,240	—
Japan	3,669,814	—	3,669,814	—
Netherlands	152,975	—	152,975	—
Singapore	774,838	—	774,838	—
Sweden	824,176	—	824,176	—
Thailand	191,354	191,354	—	—
United Kingdom	154,048	—	154,048	—

10

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

September 30, 2015

(unaudited)

	Total		Level 2	Level 3
	Value at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
E.I.I. GLOBAL PROPERTY FUND	2015	Price	Inputs	Inputs
United Stated	$565,966	$565,966	$—	$—
Real Estate Investment Trusts:
Australia	566,595	—	566,595	—
France	1,148,524	304,353	844,171	—
Netherlands	404,288	—	404,288	—
Spain	366,781	366,781	—	—
United Kingdom	1,937,144	—	1,937,144	—
United States	14,453,534	14,453,534	—	—
Short-Term Investment	236,596	236,596	—	—
Total	$27,696,567	$16,118,584	$11,577,983	$—

* See Schedule of Investments for industry sector breakouts.

Transfers in and out of levels 1, 2 and 3 of the fair value hierarchy are recognized as of the beginning of the reporting period. Of the level 2 investments presented above, equity investments amounting to $39,880,658 and $12,217,623 for the E.I.I. International Property Fund and E.I.I. Global Property Fund, respectively, were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation: Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

B. Tax Cost of Securities:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at September 30, 2015 for each Fund were as follows:

Fund	Cost	Appreciation	(Depreciation)	Net
E.I.I. Realty Securities Fund	$16,542,808	$2,715,675	$(585,623)	$2,130,052
E.I.I. International Property Fund	47,663,766	2,444,304	(9,693,466)	(7,249,162)
E.I.I. Global Property Fund	21,200,723	7,625,922	(1,130,078)	6,495,844

11

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    EII Realty Securities Trust

By (Signature and Title)*    /s/ Richard J. Adler

 Richard J. Adler, Chief Executive Officer

 (principal executive officer)

Date  11/23/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Richard J. Adler

 Richard J. Adler, Chief Executive Officer

 (principal executive officer)

Date  11/23/15

By (Signature and Title)*    /s/ Michael J. Meagher

 Michael J. Meagher, Treasurer

 (principal financial officer)

Date  11/20/15

* Print the name and title of each signing officer under his or her signature.